Derivative financial instruments - Pre-tax impact of cash flow and net investment hedges on reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Derivative financial instruments
Gains (losses) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	$ 0	$ 16
FX risk
Derivative financial instruments
Loss relating to discontinued hedges	158	158
Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	780	202
Net gains/(losses) from changes in fair value	(233)	501
Transferred to interest income	152	77
Balance as at end of year	699	780
Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	978	249
Net gains/(losses) from changes in fair value	(364)	878
Transferred to interest income	80	(149)
Balance as at end of year	694	978
Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(198)	(47)
Net gains/(losses) from changes in fair value	131	(377)
Transferred to interest income	72	226
Balance as at end of year	5	(198)
Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	95	28
Parent Entity
Derivative financial instruments
Gains (losses) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	0	16
Parent Entity | FX risk
Derivative financial instruments
Loss relating to discontinued hedges	(162)	162
Parent Entity | Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	716	(289)
Net gains/(losses) from changes in fair value	(154)	873
Transferred to interest income	154	132
Balance as at end of year	716	716
Parent Entity | Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	852	(288)
Net gains/(losses) from changes in fair value	(305)	1,049
Transferred to interest income	129	91
Balance as at end of year	676	852
Parent Entity | Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(136)	(1)
Net gains/(losses) from changes in fair value	151	(176)
Transferred to interest income	25	41
Balance as at end of year	40	(136)
Parent Entity | Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	$ 53	$ 31